Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2012
Non-controlling interest [Abstract]
Changes in non-controlling interest
Non-controlling interest that arose out of the IPO is as follows:

(In US$ millions)	West Capella	Seadrill Capricorn Holdings LLC	Seadrill Operating LP	Total
Net income for the year ended December 31, 2012	19.8	3.9	8.8	32.5
As at December 31, 2012	19.8	3.9	8.8	32.5